Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 284,362,533
Previously Paid Amount
Total Fee Amount	39,270.47
Total Offset Amount	33,195.41
Net Fee	$ 6,075.06